Income Taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Taxes
22.
INCOME TAXES

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	For the year ended December 31,
	2023	2022	2021
	$	$	$
Loss from operations before tax	(3,934)	(67,798)	(47,148)
Gain from discontinued operations			122
	(3,934)	(67,798)	(47,026)

Statutory tax rate	27%	27%	27%

Expected income tax recovery at statutory tax rate	(1,062)	(18,305)	(12,697)

Items not taxable for income tax purposes	(6,172)	-	-
Effect of lower tax rate in foreign jurisdiction	640	3,241	2,417
Change in unrecognized deferred tax assets and other	6,594	15,064	10,280
Tax expense	-	-	-

22.
INCOME TAXES (continued)

The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Deferred tax assets:
Tax loss carryforwards	47,537	40,196	30,695
Exploration and evaluation assets	3,507	3,602	1,173
Property, plant and equipment (including right-of-use assets)	-	536	-
Investment in Green Technology Metals	1,004	346	-
Investment in Ascend Elements	-	-	-
Other	1,724	100	109
Deferred tax assets	53,772	44,780	31,977

Deferred tax liabilities:
Capital assets	(163)	-	-
Thacker Pass assets	(4,631)	-	-
Investment in Ascend Elements	(484)	-	-
Equity compensation	(5,722)	(4,845)	-
Deferred tax liabilities	(11,000)	(4,845)	-

Unrecognized deferred tax assets	42,772	39,935	31,977

The Company has non-capital loss carry-forwards in Canada of $5,488 expiring in 2043 and in the U.S. of approximately $219,311 of which $38,756 expires between 2029 and 2037 and $180,555 have no fixed date of expiry. The non-capital loss carry-forwards are available to reduce taxable income in Canada and the US, respectively.

The gross deductible temporary difference for which no benefit is recognized is $203,836 (2022 - $200,482).

As at December 31, 2023 and 2022, no deferred tax assets are recognized as it is not probable that sufficient future taxable profits will be available to realize such assets.

Prior to Separation on October 3, 2023, the Company's operating results were included in Old LAC's financial statements and in its, or its respective subsidiaries', tax returns. For the purposes of the reporting periods prior to Separation, the income tax amounts included in these financial statements have been calculated as if the Company had filed tax returns on a stand-alone basis separate from Old LAC. For the purposes of the December 31, 2023 reporting period, the tax computations up to Separation include the allocation of certain costs from Old LAC to the Company. The tax computations from Separation on October 3, 2023 to December 31, 2023 reflect each entity's legal results.

22.
INCOME TAXES (continued)

The Separation was implemented by way of an Arrangement pursuant to which there was an exchange of Old LAC common shares for Lithium Argentina common shares and New LAC common shares. The Arrangement is structured to be tax-free by complying with all of the requirements of the public company applicable rules in Section 55 of the Income Tax Act (Canada). The Arrangement also includes an agreement between the Company and Lithium Argentina for certain cross-indemnities against tax-specific claims and an agreement that includes certain covenants that, for a period of three years after Separation on October 3, 2023, may prohibit, except in certain circumstances, the Company and Lithium Argentina from taking or failing to take certain actions that could cause the Arrangement to be taxed in a manner that is inconsistent with the "butterfly" tax treatment.